Share-based compensation	12 Months Ended
Dec. 31, 2017
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Share-based compensation

18. Share-based compensation

The total expenses arising from share-based payment transactions recognized during the period as part of staff costs were as follows:

	Year ended December 31,
in USD ‘000	2017	2016	2015
Employee 2013 EIP	5,497	2,237	890
Employee 2017 EIP	3,359	—	—
Anti-dilution provisions	—	—	2,378
Total share-based compensation	8,856	2,237	3,268

Employee equity incentive plan 2013

The Company established the 2013 EIP for employees, executives, directors and consultants (the “Beneficiaries”) of the Group.

Upon enrollment in the 2013 EIP, Beneficiaries were granted a certain number of shares which they were entitled to acquire at a pre-determined price of 1/13 of a Swiss franc. The pre-determined price was generally paid by the Beneficiaries at the grant date and recognized as a pre-payment until the vesting period elapses resulting in the shares issuance being accounted for.

The shares generally fully vest over a four year vesting period, with 25% of the shares underlying the grant vesting after one year, and 1/48th of the shares underlying the grant vesting each month over a further period of three years.

The Group has no present obligation to repurchase or settle the shares in cash.

	2017	2016	2015
Number of shares issued under the 2013 EIP	454,548	264,524	182,429
Average grant date fair value (in USD)	—	11.37	2.48
Expense arising from the 2013 EIP (in USD ’000)	5,497	2,237	890

The fair value of the shares was calculated using a combination of the discounted cash flow method, under the income approach, and the backsolve method. The income approach estimates value based on the expectation of future cash flows that the Company will generate, such as cash earnings, costs savings, tax deduction and the proceeds from disposition. These future cash flows were discounted to their present values using a discount rate derived based on an analysis of the cost of capital of comparable publicly traded companies in similar lines of business, as of each valuation date, and was adjusted to reflect the risks inherent in the Company’s cash flows. The backsolve method, a form of the market approach to valuation, derives the implied enterprise equity value and the fair value of the non-voting share from a recent and contemporaneous transaction involving the Company’s own securities, using the following assumptions: rights and preferences of the different categories of shares, probability of various liquidity event scenarios, expected timing of a liquidity event, volatility and expected value in a liquidity event.

The Group has stopped granting equity instruments under the 2013 EIP in 2016.

Employee equity incentive plan 2017

The Company established in 2017 the 2017 EIP for Beneficiaries of the Group, under which 1,866,740 stock-options were granted during the year ended December 31, 2017. The stock-options vest under a 3-year or 4-year vesting schedule, have a 10-year expiration term and have a strike price equivalent to the share price at grant date.

Movements in the number of stock-options outstanding under the 2017 EIP were as follows:

2017
At January 1,	—
Granted	1,866,740
Forfeited	—
Exercised	—
At December 31,	1,866,740

At December 31, 2017, of the outstanding 1,866,740 stock-options, 46,708 were exercisable.

The outstanding stock-options have the following range of exercise prices and expiration dates:

Range of exercise prices	Expiration date 2020
USD 15.00 to USD 17.99	136,500
USD 12.00 to USD 14.99	31,950
USD 9.00 to USD 11.99	1,173,290
USD 6.00 to USD 8.99	525,000
Total outstanding options	1,866,740

The weighted average fair value of the stock-options granted during the year ended December 31, 2017, determined using a Black-Scholes model was USD 6.98. The significant inputs to the model were:

2017
Weighted average share price at grant date	USD 9.19
Weighted average strike price	USD 9.19
Weighted average 10-year volatility	58%
Dividend yield	0%
Weighted average 10-year risk free rate	2.35%

Since the Company has a short track record as a public company, expected volatility has been determined based on the historical trend of an appropriate sample of public companies operating in the biotech and pharmaceutical industry.

Anti-dilution provisions

The shareholders’ agreement signed in 2013 included specific anti-dilution clauses benefiting one of the Group’s founders, Ernest Loumaye (the “Founder”). Subject to specified exceptions, per this clause, if, as a result of a share issuance, the Founder’s shareholding in the Group’s certain classes of shares was diluted below 10%, then the Founder was entitled to acquire at nominal value (1/13 of a Swiss franc) a number of common shares allowing him to maintain his shareholding at 10%.

In November 2015, the completion of a round of financing (note 11) triggered this clause which resulted in the issuance of 915,434 common shares to the Founder.

In accordance with IFRS 2, such transaction resulted in a share-based expense of USD 2.4 million for the year ended December 31, 2015. The fair value of the common shares delivered to the Founder was calculated using a backsolve method (USD 2.68).

The anti-dilution provisions are no longer effective and had no impact on the years ended December 31, 2017 and 2016.